Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
General
General
Our Consolidated Financial Statements are presented in accordance with Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”).
We consolidate all companies in which we have direct and indirect legal or effective control and all VIEs for which we are deemed the Primary Beneficiary (“PB”) under Accounting Standards Codification (“ASC”) 810. All intercompany balances and transactions with consolidated subsidiaries are eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.
Our Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.
Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
Use of estimates
Use of estimates
The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangible assets, investment in finance and sales-type leases, investments, trade receivables and notes receivable, deferred income tax assets and accruals and reserves. Actual results may differ from our estimates under different conditions, sometimes materially.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with original maturities of three months or less.
Restricted cash	Restricted cash Restricted cash includes cash held by banks that is subject to withdrawal restrictions. Such amounts are typically restricted under secured debt agreements and can be used only to maintain the aircraft securing the debt and to provide debt service payments of principal and interest.
Trade receivables	Trade receivables Trade receivables represent unpaid, current lessee rental obligations under existing lease contracts.
Flight equipment held for operating leases, net
Flight equipment held for operating leases, net
Flight equipment held for operating leases is stated at cost less accumulated depreciation and impairment. Flight equipment is depreciated to its estimated residual value on a straight-line basis over the useful life of the aircraft, which is generally 25 years from the date of manufacture, or a different period depending on the disposition strategy. The costs of improvements to flight equipment are normally recorded as leasing expenses unless the improvement increases the long-term value of the flight equipment. In that case, the capitalized improvement cost is depreciated over the estimated remaining useful life of the aircraft. The residual value of our flight equipment is generally 15% of estimated industry price, except where more relevant information indicates that a different residual value is more appropriate.
We periodically review the estimated useful lives and residual values of our flight equipment based on our industry knowledge, external factors, such as current market conditions, and changes in our disposition strategies, to determine if they are appropriate, and record adjustments to depreciation rates prospectively on an individual aircraft basis, as necessary.
We test long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The quantitative impairment test is performed at the lowest level for which identifiable cash flows are largely independent of other groups of assets, which is the individual aircraft, including the lease-related assets and liabilities of that aircraft, such as the maintenance rights assets, lease incentives, and maintenance liabilities (the “Asset Group”). If the sum of the expected undiscounted future cash flows is less than the Asset Group, an impairment loss is recognized. The loss is measured as the excess of the carrying value of the Asset Group over its estimated fair value.
Fair value reflects the present value of future cash flows expected to be generated from the aircraft, including its expected residual value, discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar aircraft and industry trends.
We perform event-driven impairment assessments of our aircraft held for operating leases each quarter. These quarterly impairment assessments are primarily triggered by potential sale transactions, early terminated leases, credit events impacting lessees or forecasted significant and permanent declines in the demand for aircraft types. On an annual basis, we also perform an assessment of all aircraft held for operating leases to identify potential impairment by reference to estimated future cash flows at the Asset Group level, and perform a quantitative impairment test. We apply significant judgment in assessing whether an impairment is necessary and in estimating significant assumptions including the future lease rates, the residual value and the discount rate when performing quantitative impairment tests.

Capitalization of interest	Capitalization of interest We capitalize interest on prepayments of forward order flight equipment and add such amounts to prepayments on flight equipment. The amount of interest capitalized is the amount of interest costs which could have been avoided in the absence of such prepayments.
Investment in finance and sales-type leases, net
Investment in finance and sales-type leases, net
If a lease meets specific criteria under U.S. GAAP, we recognize the lease in investment in finance and sales-type leases, net (“Finance Leases”) in our Consolidated Balance Sheets and de-recognize the aircraft from flight equipment held for operating leases. For sales-type leases, we recognize the difference between the aircraft carrying value and the amount recognized in investment in finance and sales-type leases, net in net gain on sale of assets in our Consolidated Income Statements. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the flight equipment on the lease termination date, less the unearned income and net of the allowance for credit losses. Expected unguaranteed residual values are based on our assessment of the values of the flight equipment and, if applicable, the estimated end of lease payments expected at the expiration of the lease. The unearned income is recognized as lease revenue over the lease term, using the interest method to produce a constant yield over the life of the lease.

Definite-lived intangible assets
Definite-lived intangible assets
We recognize intangible assets acquired in a business combination at fair value on the date of acquisition. The rate of amortization of definite-lived intangible assets is calculated based on the period over which we expect to derive economic benefits from such assets.
Maintenance rights and lease premium, net
Maintenance rights assets are recognized when we acquire aircraft subject to existing leases. These assets represent the contractual right to receive the aircraft in a specified maintenance condition at the end of the lease under lease contracts with EOL payment provisions, or our right to receive the aircraft in better maintenance condition due to our obligation to contribute towards the cost of the maintenance events performed by the lessee either through reimbursement of maintenance deposit rents held under lease contracts with maintenance reserve provisions, or through a lessor contribution to the lessee.
For leases with EOL maintenance provisions, upon lease termination, we recognize receipt of EOL cash compensation as lease revenue to the extent those receipts exceed the EOL maintenance rights asset, and we recognize leasing expenses when the EOL maintenance rights asset exceeds the EOL cash received. For leases with maintenance reserve payment provisions, we recognize maintenance rights expense at the time the lessee submits a reimbursement claim and provides the required documentation related to the cost of a qualifying maintenance event that relates to pre-acquisition usage.
Lease premium assets represent the value of an acquired lease where the contractual rental payments are above the market rate. We amortize the lease premium assets on a straight-line basis over the term of the lease as a reduction of lease revenue.
Other definite-lived intangible assets, net
Other definite-lived intangible assets primarily consist of customer relationships recorded at fair value on the International Lease Finance Corporation (“ILFC”) Transaction closing date. These intangible assets are amortized over the period during which we expect to derive economic benefits from such assets. The amortization expense is recorded in depreciation and amortization. We evaluate definite-lived intangible assets for impairment when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.
Other assets	Other assets Other assets consist of debt issuance costs, lease incentives, investments, notes receivable, operating lease right-of-use (“ROU”) assets, derivative assets, other tangible fixed assets, straight-line rents, prepaid expenses and other receivables.
Lease incentives	Lease incentives We capitalize amounts paid or value provided to lessees as lease incentives. We amortize lease incentives on a straight-line basis over the term of the related lease as a reduction of lease revenue.
Investments
Investments
Unconsolidated investments where we do not have a controlling financial interest, but over which we have significant influence, are accounted for using the equity method of accounting. Under the equity method of accounting, we recognize our share of earnings and losses based on our ownership percentage of such investments in equity in net earnings (losses) of investments accounted for under the equity method in our Consolidated Income Statements. The carrying amount of the equity method investment is included in other assets on our Consolidated Balance Sheets. Please refer to Note 9—Investments for further details.
Investments for which the equity method would otherwise be required, we may elect to account for our investment at fair value with all changes in fair value recognized in our Consolidated Income Statements. We elected to account for our investment in NAS at fair value. Please refer to Note 9—Investments for further details. We initially measured our investment in NAS based on the quoted market price of the NAS shares on the date of acquisition, with an equal and offsetting amount recognized as deferred revenue included in other liabilities on our Consolidated Balance Sheets. Subsequent changes in the NAS investment fair value are recognized in our Consolidated Income Statements, while the deferred revenue amount is accounted for in accordance with our lease revenue recognition policies.
Notes receivables	Notes receivable Notes receivable arise from the restructuring and deferral of trade receivables from lessees experiencing financial difficulties and as well as amounts advanced in the normal course of operations.
Derivative financial instruments
Derivative financial instruments
We use derivative financial instruments to manage our exposure to interest rate risks. We recognize derivatives in our Consolidated Balance Sheets at fair value.
When cash flow hedge accounting treatment is applied, the changes in fair values related to the effective portion of the derivatives are recorded in accumulated other comprehensive income (loss) (“AOCI”), and the ineffective portion is recognized immediately in interest expense. Amounts reflected in AOCI related to the effective portion are reclassified into interest expense in the same period or periods during which the hedged transaction affects interest expense.
We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we recognize the changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting is not recognized in our Consolidated Income Statements unless it is probable that the forecasted cash flows will not occur. Such amounts are recognized in interest expense when the hedged transaction affects interest expense.
When cash flow hedge accounting treatment is not applied, the changes in fair values related to interest rate-related derivatives between periods are recognized in interest expense in our Consolidated Income Statements.
Net cash received or paid under derivative contracts is classified as operating cash flows in our Consolidated Statements of Cash Flows.
Other tangible fixed assets	Other tangible fixed assets Other tangible fixed assets consist primarily of leasehold improvements, computer equipment and office furniture, and are recorded at historical acquisition cost and depreciated at various rates over the asset’s estimated useful life on a straight-line basis. Depreciation expense on other tangible fixed assets is recorded in depreciation and amortization in our Consolidated Income Statements.
Fair value measurements	Fair value measurements Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives and our NAS investment on a recurring basis and measure the fair value of flight equipment, goodwill and definite-lived intangible assets on a non-recurring basis.
Income taxes
Income taxes
We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Deferred income tax assets and liabilities	Deferred income tax assets and liabilities We report deferred income taxes resulting from the temporary differences between the book values and the tax values of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred income tax assets attributable to unutilized losses carried forward or other timing differences are reduced by a valuation allowance if it is more likely than not that such losses will not be utilized to offset future taxable income.
Accrued maintenance liability
Accrued maintenance liability
We use the expense as incurred model for planned major maintenance. Under this method, the estimated maintenance costs are expensed in the period incurred. In many instances, there is a short-term timing difference between when we incur the expense and the actual payment of this liability to the third-party maintenance provider. When these timing differences occur, we recognize an expense and accrue the corresponding liability in the Accrued maintenance liability line item on our Consolidated Balance Sheets.
When we lease a used aircraft, the maintenance condition of the aircraft generally will be less than 100% as a result of maintenance life usage by the prior lessee. For the next lessee of the used aircraft, we generally agree to reimburse the cost of the maintenance usage from the prior lessee, if and when the next lessee performs a qualifying maintenance event. These additional payments to our lessees related to prior lessee maintenance usage are generally referred to as “top-up” or lessor contribution payments and are expensed in the period incurred. These payments are in addition to our reimbursements of supplemental maintenance rents received from the current lessee during the lease period based on utilization.
In cases of a lessor contribution, where an aircraft is subject to lease, we consider the maintenance event to be incurred when the maintenance event is completed by the lessee and we confirm that the maintenance event qualifies for reimbursement under the lease provisions. In cases where the aircraft is not subject to lease and we are directing the maintenance activity, we consider the maintenance to be incurred over the period the maintenance activity is performed.
For all lease contracts acquired as part of the purchase by AerCap and AerCap Ireland Limited, a wholly-owned subsidiary of AerCap, of 100% of ILFC’s common stock from AIG on May 14, 2014 (“ILFC Transaction”), we determined the fair value of our maintenance liability, including lessor maintenance contributions, using the present value of the expected cash outflows. The discounted amounts are accreted in subsequent periods to their respective nominal values up until the expected maintenance event dates using the effective interest method. The accretion amounts are recorded as increases to interest expense in our Consolidated Income Statements.
Debt and deferred debt issuance costs
Debt and deferred debt issuance costs
Long-term debt is carried at the principal amount borrowed, including unamortized discounts and premiums, fair value adjustments and debt issuance costs, where applicable. The fair value adjustments reflect the application of the acquisition method of accounting to the debt assumed as part of the ILFC Transaction. We amortize the amount of discounts, premiums and fair value adjustments over the period the debt is outstanding using the effective interest method. The costs we incur for issuing debt are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method.
Debt issuance costs related to our line-of-credit arrangements are presented within other assets.

Revenue recognition
Revenue recognition
We lease flight equipment principally under operating leases and recognize basic lease rents income on a straight-line basis over the life of the lease. At lease inception, we review all necessary criteria to determine proper lease classification. We account for lease agreements that include uneven rental payments on a straight-line basis. The amount of the difference between basic lease rents recognized and cash received is included in other assets, or in the event it is a liability, in accounts payable, accrued expenses and other liabilities.
Lease agreements where rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate that existed at the commencement of the lease. Increases or decreases in lease payments that result from subsequent changes in the floating interest rate are considered contingent rentals and are recorded as increases or decreases in lease revenue in the period of the interest rate change.
Our lease contracts normally include default covenants, which generally obligate the lessee to pay us damages to put us in the position we would have been in had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments.
We periodically evaluate the collectability of our operating lease contracts to determine the appropriate revenue recognition and measurement model to apply to each lessee. Accrual-based revenue recognition ceases on an operating lease contract when the collection of the rental payments is no longer probable and thereafter rental revenues are recognized using a cash receipts basis (“Cash Accounting”). In the period when collection of lease payments is no longer probable, any difference between revenue amounts recognized to date under the accrual method and payments that have been collected from the lessee, including security deposit amounts held, is recognized as a current period adjustment to lease revenue. Subsequently, revenues are recognized based on the lesser of the straight-line rental income or the lease payments collected from the lessee until such time that collection is probable. We apply significant judgment in assessing at each reporting date whether operating rental payments are probable of collection by reference to the credit status of the each lessee, including lessees in bankruptcy-type arrangements, the extent of overdue balances and other relevant factors. During the year ended December 31, 2020, we recognized a decrease in basic lease rents of $310.6 million due to the application of Cash Accounting.
Revenue from investment in finance and sales-type leases is recognized using the interest method to produce a constant yield over the life of the lease and is included in basic lease rents.
Most of our lease contracts require rental payments in advance. Rental payments received but unearned are recorded as deferred revenue in our Consolidated Balance Sheets.
Under our aircraft leases, the lessee is responsible for maintenance, repairs and other operating expenses during the term of the lease. Under the provisions of many of our leases, the lessee is required to make payments of supplemental maintenance rents which are calculated with reference to the utilization of the airframe, engines and other major life-limited components during the lease. We record as lease revenue all supplemental maintenance rent receipts not expected to be reimbursed to the lessee. We estimate the total amount of maintenance reimbursements for the lease term and only record maintenance revenue after we have received sufficient maintenance rents to cover the total amount of estimated maintenance reimbursements during the remaining lease term.
In most lease contracts not requiring the payment of supplemental maintenance rents, and to the extent that the aircraft is redelivered in a different condition than at acceptance, we generally receive EOL cash compensation for the difference at redelivery. Upon lease termination, we recognize receipt of EOL cash compensation as lease revenue to the extent those receipts exceed the EOL maintenance rights asset, and we recognize leasing expenses when the EOL maintenance rights asset exceeds the EOL cash received.
The accrued maintenance liability existing at lease termination is recognized as lease revenue net of the MR contract maintenance rights asset. When flight equipment is sold, the portion of the accrued maintenance liability not specifically assigned to the buyer is released net of any maintenance rights asset balance and is included in net gain on sale of assets.
Other income consists of interest revenue, management fee revenue, lease termination fees, insurance proceeds, and income related to other miscellaneous activities. Interest revenue from secured loans, notes receivable and other interest-bearing instruments is recognized using the effective yield method as interest accrues under the associated contracts. Management fee revenue is recognized as income as it accrues over the life of the contract. Income from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if revenue recognition criteria are met.

Net gain on sales of aircraft	Net gain on sales of aircraft We sell aircraft in the normal course of our operations to manage our fleet and to realize the residual value of the aircraft at the end of their economic lives. These sales may include aircraft on lease to airlines as well as aircraft that are not on lease. In some cases, the terms and conditions of aircraft sale transactions may include continuing equity or debt investments in the aircraft, post-sale performance guarantees of aircraft cash flows or servicing arrangements. The presence of any of these terms and conditions requires us to determine whether control of the underlying aircraft has been transferred to the buyer, and whether we no longer have significant ownership risk in the aircraft, both of which are required for a sale and resulting gain or loss to be recognized.
Allowance for credit losses
Allowance for credit losses
We are exposed to credit losses on our investment in finance and sales-type leases, net and notes receivable related to the rescheduled operating lease payment amounts or the sale of aircraft, which are included as notes receivable in other assets. Our investment in finance and sales-type leases, net and notes receivable credit exposure reflects the risk that our customers fail to meet their payment obligations and the risk that the aircraft value in a finance and sales-type lease is less than the unguaranteed residual value.
We estimate the expected risk of loss over the remaining life using a probability of default and net exposure analysis. The probability of default is estimated based on historical cumulative default data, adjusted for current conditions of similarly risk-rated counterparties over the contractual term. The net exposure is estimated based on the exposure, net of the estimated aircraft value in the instance of an investment in finance and sales-type leases, net, and other cash collateral, including security deposits and maintenance-related deposits, over the contractual term.
Current expected credit loss provisions are classified as leasing expenses in our Consolidated Income Statements, with a corresponding allowance for credit loss amount reported as a reduction in the carrying amount of the related investment in finance and sales-type leases, net and notes receivable balance sheet amount. A write-off is when all or part of the investment in finance and sales-type leases, net or notes receivable asset is deemed uncollectable. Write-offs are charged against previously established allowances for credit losses. Partial or full recoveries of amounts previously written off are generally recognized as a reduction in the provision for credit losses. Please refer to Note 23—Allowance for credit losses for further details.
Share-based compensation	Share-based compensation Employees may receive AerCap share-based awards, consisting of restricted stock units or restricted stock. Share-based compensation expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date and is recognized on a straight-line basis over the requisite service period. Share-based compensation expense is classified in selling, general and administrative expenses
Foreign currency	Foreign currency Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time of the transaction. Receivables or payables denominated in foreign currencies are remeasured into U.S. dollars at the exchange rate prevailing at the balance sheet date. All resulting exchange gains and losses are recorded in selling, general and administrative expenses in our Consolidated Income Statements. Foreign currency exchange gains or losses on our investment at fair value are recorded in loss on investment at fair value in our Consolidated Income Statements.
Variable interest entities
Variable interest entities
We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a variable interest entity (“VIE”); (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the VIE’s operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

Earnings per share	Earnings per share Basic Earnings (Loss) Per Share (“EPS”) is computed by dividing income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the purposes of calculating diluted EPS, the denominator includes both the weighted average number of ordinary shares outstanding during the period and the weighted average number of potentially dilutive ordinary shares, such as restricted stock units, restricted stock and stock options. In a period where a net loss is recognized, the denominator of the dilutive EPS calculation does not include potentially dilutive ordinary shares.
Reportable segments	Reportable segments We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial aircraft and engines.
Recent accounting standards adopted during the year December 31, 2020 and future application of accounting standards
Recent accounting standards adopted during the year ended December 31, 2020:
Allowance for credit losses
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (“ASC 326”). ASC 326 replaced the incurred loss methodology with an expected loss methodology referred to as the current expected credit loss (“CECL”) methodology. The CECL methodology utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses for most financial assets measured at amortized cost and certain other instruments, including loan and other receivables and investment in finance and sales-type leases, net. Our investment in finance and sales-type leases, net and notes receivable are the primary financial assets within the scope of ASC 326. Our trade receivables related to aircraft operating leases are not within the scope of ASC 326.
On January 1, 2020, we adopted ASC 326 under a modified retrospective approach. The cumulative effect of measuring the allowance for credit losses under the CECL methodology, as a result of adopting ASC 326 on January 1, 2020, was an increase to the allowance for credit losses of $30.3 million and a decrease to retained earnings of $25.8 million, net of tax. Results for reporting periods after January 1, 2020 are presented under ASC 326, while prior period amounts continue to be reported in accordance with the previously applicable U.S. GAAP methodology.
Accounting for lease concessions related to the effects of the Covid-19 pandemic
In April 2020, the FASB issued an interpretive guidance Staff Q&A Accounting for lease concessions related to the effects of the Covid-19 pandemic (the “Q&A”). The Q&A is applicable to companies whose leases are affected by the economic disruptions caused by the Covid-19 pandemic. The Q&A provides that a company may elect to account for lease concessions as though those concessions existed regardless of whether the enforceable rights and obligations for the concessions explicitly exist in the contract. As a result, an entity is not required to analyze each contract to determine whether enforceable rights and obligations for concessions exist in the contract and can elect to apply or not apply the lease modification guidance in ASC 842, Leases, to those contracts. This election is available for concessions that result in the total payments required by the modified contract being substantially the same as or less than the total payments required by the original contract.
Effective beginning in the period ended March 31, 2020, we have elected to account for lease concessions related to the effects of the Covid-19 pandemic consistently with how those concessions would be accounted for under ASC 842 as though enforceable rights and obligations for those concessions existed (regardless of whether those enforceable rights and obligations for the concessions explicitly exist in the contract). This election is available for concessions related to the effects of the Covid-19 pandemic that do not result in a substantial increase in the rights of the lessor or the obligations of the lessee.
Simplifying the Test for Goodwill Impairment
In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 simplified the subsequent measurement of goodwill by eliminating the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. The standard also clarified the treatment of the income tax effect of tax-deductible goodwill when measuring goodwill impairment loss. This standard is effective for annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019. We adopted ASU 2017-04 on January 1, 2020 and it did not have an impact on our Consolidated Financial Statements.
We recognized goodwill in connection with our acquisition of ILFC. Goodwill is not amortized, but is tested at least annually, as of December 31 of each year, for impairment. During the year ended December 31, 2020, we recognized impairment charges related to goodwill. Please refer to Note 22—Asset Impairment for further details.
Future application of accounting standards:
Reference Rate Reform
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASC 848”). ASC 848 provided temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates.
Under ASC 848, companies can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met. An entity that makes this election would not be required to remeasure the contracts at the modification date or reassess a previous accounting determination. The amendments of ASC 848 apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in ASU 2020-04 are effective from March 12, 2020 through December 31, 2022 and can be adopted prospectively for any interim period that includes or is subsequent to March 12, 2020. We have not adopted ASC 848 for this annual period and are currently evaluating the impact that adopting the standard may have on our financial statements.